Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 50,746,000	$ 53,814,000		$ 25,229,000
Short-term investments	10,276,000	9,993,000		26,494,000
Accounts receivable	7,139,000	14,564,000		5,761,000
Unbilled receivable from government contracts	50,435,000	36,781,000		6,208,000
Prepaid expenses and other current assets	13,108,000	20,971,000		4,568,000
Total current assets	131,704,000	136,123,000		68,260,000
Property and equipment, net	4,827,000	5,433,000		8,705,000
Prepaid clinical services, long-term	25,218,000	25,218,000		60,116,000
Right-of-use assets, net	10,642,000	11,432,000		20,404,000
Intangible assets, net	2,643,000	2,826,000		3,557,000
Goodwill	4,508,000	4,508,000		4,508,000
Other long-term assets	513,000	539,000		839,000
Total assets	180,055,000	186,079,000		166,389,000
Current liabilities:
Accounts payable	24,185,000	21,496,000		6,963,000
Other accrued current liabilities	36,526,000	47,879,000		11,378,000
Current portion of operating lease liability	2,530,000	2,978,000		3,077,000
Current portion of liability related to sale of future royalties	1,862,000	1,381,000		4,060,000
Total current liabilities	76,842,000	86,754,000		90,878,000
Operating lease liability, net of current portion	5,438,000	6,007,000		14,449,000
Liability related to sale of future royalties, net of current portion	2,372,000	2,679,000		1,698,000
Other long-term liabilities	841,000	817,000		439,000
Total liabilities	85,938,000	98,281,000		107,464,000
Commitments and contingencies (Note 8)
Stockholders’ equity:
Preferred stock: $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding as of March 31, 2026 and December 31, 2025	0	0		0
Common stock: $0.0001 par value; 350,000,000 shares authorized as of March 31, 2026 and December 31, 2025; 242,169,130 shares issued and 241,414,053 shares outstanding as of March 31, 2026 and 240,742,681 shares issued and 240,494,594 shares outstanding as of December 31, 2025	24,000	24,000		23,000
Additional paid-in capital	549,613,000	548,131,000		535,770,000
Treasury stock at cost, 755,077 shares as of March 31, 2026 and 248,087 shares as of December 31, 2025	(497,000)	(159,000)		(350,000)
Accumulated deficit	(455,016,000)	(460,195,000)		(476,522,000)
Accumulated other comprehensive loss	(7,000)	(3,000)		4,000
Total stockholders’ equity	94,117,000	87,798,000	$ 45,618,000	58,925,000	$ 57,805,000
Total liabilities and stockholders’ equity	180,055,000	186,079,000		166,389,000
Government Contract [Member]
Current liabilities:
Deferred revenue	23,000	68,000		65,400,000
Collaboration Revenue [Member]
Current liabilities:
Deferred revenue	11,716,000	12,952,000		0
Deferred collaboration revenue, net of current portion	$ 445,000	$ 2,024,000		$ 0